Short-term and long-term bank loans	6 Months Ended
Mar. 31, 2024
Short-term and long-term bank loans
Short-term and long-term bank loans

Note 12 – Short-term and long-term bank loans

	March 31,	September 30,
	2024	2023
	(unaudited)
Short-term loans
Industrial and Commercial Bank of China	$1,731,231	$1,713,267
Bank of Beijing	1,177,236	1,165,022
China Resources Shenzhen Guotou Trust Co., Ltd	692,492	685,307
China Zheshang Bank Co., Ltd.	678,642	671,601
Pingan Bank Co., Ltd.	415,495	411,185
Total short-term loans	$4,695,096	$4,646,382
Long-term loans
Long-term loans, current portion
Xiaoshan Rural Commercial Bank	$415,495	$411,184
Kincheng Bank Co., Ltd.	150,040	137,061
Total long-term loans, current portion	$565,535	$548,245
Long-term loans, non-current portion
Kincheng Bank Co., Ltd.	-	$34,266
Total long-term loans, non-current portion	-	$34,266

Total long-term loans	$565,535	$582,511

Total short-term and long-term loans	$5,260,631	$5,228,893

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of each secured and unsecured short-term and long-term bank loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of March 31, 2024	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$623,243	3.75%	1,8
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	692,492	4.35%	2,8
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	692,492	4.50%	3,8
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	484,744	4.00%	3,8
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	678,642	5.50%	4,8
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	415,495	6.00%	5,8
Total secured short-term loans			25,900,000	$3,587,108
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$692,492	3.40%	8
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	207,748	4.45%	8
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	207,748	4.45%	8
Total unsecured short-term loans			8,000,000	$1,107,988

Total short-term loans			33,900,000	$4,695,096

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,083,333	150,040	18.00%	6,8
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	415,495	6.16%	7,8
Total long-term loans			4,083,333	$565,535

Total short-term and long-term loans			37,983,333	$5,260,631
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$616,776	3.75%	1
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	685,307	4.35%	2
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	685,307	4.50%	3
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	479,715	4.0%	3
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	671,601	5.5%	4
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	411,185	6.0%	5
Total secured short-term loans			25,900,000	$3,549,891
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$685,307	3.40%
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	205,592	4.45%	8
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	205,592	4.45%	8
Total unsecured short-term loans			8,000,000	$1,096,491

Total short-term loans			33,900,000	$4,646,382

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,250,000	171,327	18.00%	6
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	411,184	6.16%	7
Total long-term loans			4,250,000	$582,511

Total short-term and long-term loans			38,150,000	$5,228,893

(1)	The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance.

(2)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance, personal guaranteed by Mr. Wenhua Liu, who is a legal representative of Khingan Forasen and a director of the Company, and is collateralized by the property, plant, and equipment of Khingan Forasen, with a net book value of RMB1.5 million (equivalent to approximately $0.1 million as of September 30, 2023).

(3)

The loan is guaranteed by a third party, Hangzhou High Tech Financing Guarantee Co., Ltd, Mr. Wenhua Liu, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal and normal interest balance.

(4)	The loan is guaranteed by Ms. Yefang Zhang, principal shareholder, Ms. Xinyang Wang, former CEO of the Company and CN Energy Development, a subsidiary of the Company.

(5)	The loan is guaranteed by Mr. Wenhua Liu, a director of CN Energy, for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance.

(6)	The loan is guaranteed by Mr. Wenhua Liu, a director of CN Energy, for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance.

(7)	The loan is guaranteed by a subsidiary of the Company, CN Energy Development.

(8)	These loans are overdue and in default. The Company plans to divest these affected subsidiaries to third parties by September 30, 2024 to resolve the loan issues.